Basis of Presentation and Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 29, 2021 $ / shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2021 $ / shares	Dec. 31, 2019 $ / shares
Basis of Presentation and Summary of Significant Accounting Policies
Stock split, conversion ratio	0.333
Common stock, par value | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, par value | $ / shares	$ 0.01	$ 0.01	$ 0.01
Annual gross revenue		$ 1,070.0
Market value		700.0
Amount of non convertible deb		$ 1,070.0